OPERATING ASSETS AND LIABILITIES - INTANGIBLE ASSETS - Narrative (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets not yet in use	DKK 1,715	DKK 1,247
Patents and licences
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	DKK 195	416
Patents and licences | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Internal development of software for internal use | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Internal development of software for internal use | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Diabetes care and obesity
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill		DKK 1,199
Diabetes care and obesity | Patents and licences
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	DKK 389
Biopharmaceuticals
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	1,103
Not yet paid	81
Biopharmaceuticals | Patents and licences
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	DKK 714